Accounts payable	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable

Note 19.      Accounts payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Trade creditors	3,691	3,568
Accounts payable to Board Members	2,343	826
Accounts payable to other related parties	83	104
Accounts payable to underwriters, promoters, and employees	2,572	4,200
Other accounts payable	4,807	4,165
Total accounts payable	13,496	12,863

As at December 31, 2024, accounts payable to Board Members are made up of:

-	a balance of CHF 1,306,890 (USD 1,441,063) payable to Carlos Moreira in relation to accrued bonus and social charges thereon (see Note 37 for detail).
-	a balance of CHF 227,686 (USD 251,062) payable to Peter Ward in relation to unused vacation allowance and his board fee (see Note 37 for detail).
-	a balance of CHF 480,321 (USD 529,634) payable to John O’Hara in relation to accrued bonus and social charges thereon (see Note 37 for detail).
-	a total balance of USD 121,662 payable to other Board Members in relation to their board fee (see Note 37 for detail).

As at December 31, 2024, accounts payable to other related parties are made up of CHF 75,670 (USD 83,439) payable to OISTE (see Note 37 for detail).

Accounts payable to underwriters, promoters and employees consist primarily of payable balances to employees in relation to vacation days, bonus and 13th month accruals across WISeKey.

Other accounts payable are mostly amounts due or accrued for professional services (e.g. legal, accountancy, and audit services) and accruals of social charges in relation to the accrued liability to employees.